Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income (Loss)
Net earnings	$ 16,353	$ 15,546	$ 16,123
Other comprehensive income (loss):
Unrealized holding gains (losses) on securities available for sale	275	8,199	(61,919)
Reclassification adjustment for (gains) losses on securities available for sale included in net earnings, net	(5)	2,488	0
Total other comprehensive income (loss), before income taxes	270	10,687	(61,919)
Income tax expense (benefit) related to other comprehensive income (loss):
Unrealized holding gain (losses) on securities available for sale	63	1,884	(14,226)
Reclassification adjustment for (gains) losses on securities available for sale included in net earnings	(1)	571	0
Total income tax expense (benefit) related to other comprehensive income (loss)	62	2,455	(14,226)
Total other comprehensive income (loss), net of tax	208	8,232	(47,693)
Total comprehensive income (loss)	$ 16,561	$ 23,778	$ (31,570)